Shareholders' Equity - Additional Information (Detail) € / shares in Units, € in Millions				12 Months Ended
	Sep. 15, 2017 shares	Apr. 14, 2017 USD ($)	Apr. 14, 2017 EUR (€) € / shares	Dec. 31, 2018 USD ($) vote shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Mar. 01, 2019 USD ($)	Mar. 01, 2019 EUR (€) € / shares	Jan. 31, 2019	Dec. 31, 2018 EUR (€) € / shares shares	Apr. 27, 2018 USD ($)	Sep. 14, 2017 shares	Dec. 31, 2015 shares
Class of Stock [Line Items]
Authorized share capital amount | €										€ 40
Common stock, shares authorized (in shares)				2,000,000,000						2,000,000,000
Special voting shares, shares authorized (in shares)				2,000,000,000						2,000,000,000
Common and special voting shares				$ 25,000,000						€ 18
Common shares, shares issued (in shares)				1,364,400,196						1,364,400,196
Common shares outstanding (in shares)				1,353,831,958	1,363,592,506					1,353,831,958
Treasury stock (in shares)				10,568,238						10,568,238
Treasury stock, value | $				$ 130,000,000
Special voting shares issued (in shares)				396,474,276						396,474,276
Special voting shares outstanding (in shares)	474,474,276			388,725,624	388,906,690					388,725,624		396,474,276
Retirement of special voting shares (in shares)				181,066	23,361,513	981,003
Capital increase (in shares)				2,741,322	5,271,344	1,693,695
Number of votes eligible for each common share (in votes) | vote				2
Common shares, registered				P3Y
Special voting shares (in eur per share) | € / shares										€ 0.01
Stock repurchase program percentage of shares authorized to be repurchased				10.00%						10.00%
Period in force				18 months
Common shares repurchased, amount | $											$ 700,000,000
Common shares repurchased (in shares)				12,500,000
Common shares repurchased, amount | $				$ 156,000,000	$ 38,000,000	$ 14,000,000
Dividend declared (in eur per share) | € / shares			€ 0.14
Dividend declared and paid amount		$ 235,000,000	€ 190
Special Voting Shares
Class of Stock [Line Items]
Treasury stock (in shares)				7,748,652						7,748,652
Special voting shares outstanding (in shares)				388,725,624	388,906,690	412,268,203				388,725,624			413,249,206
Retirement of special voting shares (in shares)				181,066	23,361,513	981,003
Cancelled special voting shares held in treasury (in shares)	78,000,000
Subsequent Event
Class of Stock [Line Items]
Stock repurchase program percentage of shares authorized to be repurchased									10.00%
Dividend declared (in eur per share) | € / shares								€ 0.18
Dividend declared amount							$ 277,000,000	€ 244